SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,027,216	$ 751,422
Accrued liabilities	2,987,709	2,031,545
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 4,048,634	$ 2,816,676